LONG TERM LOANS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LONG TERM LOANS

NOTE 15 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2024	December 31, 2023

Long term loans	NIS	1.8%-6.1%	$219	$372
Less- Current portion			(111)	(144)

Non Current Long term loans			$108	$228

The loans are from leading Israeli financial institutions and bear interest of between 1.8% - 6.1%.